Financial result (Tables)	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Schedule of Financial Result

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2026	2025	2026	2025

Interest Income	11.3	7.5	18.3	14.8
Financial income	11.3	7.5	18.3	14.8
Bank charges	(1.6)	(1.7)	(3.3)	(3.4)
Interest expenses leases	(6.4)	(5.9)	(12.5)	(9.9)
Interest expenses on employee benefits	(0.2)	(0.1)	(0.4)	(0.3)
Financial expenses	(8.3)	(7.7)	(16.3)	(13.6)
Foreign exchange gain / (loss)	3.3	(139.9)	2.9	(154.4)
Foreign exchange gain / (loss)	3.3	(139.9)	2.9	(154.4)
Financial result	6.3	(140.1)	4.9	(153.2)